Document And Entity Information	9 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	SLAM CORP.
Document Type	S-4
Amendment Flag	false
Entity Central Index Key	0001838162
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, State or Province	DE